Going Concern - Disclosure of Information for Cash-Generating Units (Details)	Mar. 31, 2019	Mar. 31, 2018
Going Concern And Impairment Of Non-current Assets
Growth rate applied beyond approved forecast period	4.00%	4.00%
Pre-tax discount rate	21.00%	19.00%